CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [Line Items]
Cash and cash equivalents at the beginning of the year	€ 1,388,901	€ 1,344,146	€ 1,362,406
Cash flows from operating activities:
Net profit	1,257,457	939,294	833,136
Income tax expense	344,897	238,472	209,095
Amortization and depreciation	662,305	546,225	455,989
Provision accruals	64,834	72,331	30,284
Result from investments	(6,137)	(6,175)	(6,896)
Financial income	(132,319)	(83,858)	(42,999)
Financial expenses	147,334	133,474	76,256
Other non-cash expenses, net	79,813	46,653	23,941
Change in inventories	(309,564)	(153,890)	(81,309)
Change in trade receivables	(33,381)	(48,400)	1,771
Change in trade payables	43,277	103,981	72,568
Change in receivables from financing activities	(107,247)	(187,890)	(122,746)
Change in other operating assets and liabilities	48,642	140,008	(29,840)
Finance income received	32,432	5,158	1,679
Finance costs paid	(83,243)	(37,351)	(29,202)
Income tax paid	(292,463)	(304,692)	(109,001)
Total cash flows from operating activities	1,716,637	1,403,340	1,282,726
Cash flows used in investing activities:
Investments in intangible assets	(487,148)	(456,894)	(384,827)
Investments in property, plant and equipment	(381,762)	(347,725)	(352,316)
Investments in joint ventures	0	(1,367)	0
Proceeds from the sale of property, plant and equipment and intangible assets	2,458	578	4,405
Total cash flows used in investing activities	(866,452)	(805,408)	(732,738)
Cash flows used in financing activities:
Proceeds from borrowings from banks and other financial institutions	250,000	8,909	142,344
Repayments of borrowings from banks and other financial institutions	(72,500)	(55,000)	(20,959)
Proceeds from securitizations	151,217	218,924	248,714
Repayments of securitizations	49,611	72,824	177,270
Proceeds from other debt	34,596	34,456	17,265
Repayments of other debt	(35,566)	(23,215)	(25,302)
Repayments of lease liabilities	(17,691)	(16,500)	(21,605)
Repayments of bonds and notes	(575,702)	0	(500,000)
Proceeds from bonds and notes	0	0	149,495
Dividends paid to owners of the parent	(328,631)	(249,522)	(160,101)
Dividends paid to non-controlling interests	(4,890)	(2,266)	(1,354)
Share repurchases	(460,629)	(396,522)	(230,899)
Total cash flows used in financing activities	(1,109,407)	(553,560)	(579,672)
Translation exchange differences	(7,698)	383	11,424
Total change in cash and cash equivalents	(266,920)	44,755	(18,260)
Cash and cash equivalents at the end of the year	€ 1,121,981	€ 1,388,901	€ 1,344,146